Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss before noncontrolling interest	$ (148,135)	$ (55,146)	$ (26,749)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	3,036	1,984	964
Equity-based compensation	74,469	699	730
Changes in operating assets and liabilities
Prepaid and other assets	(7,231)	(5,704)	(809)
Accounts payable and accrued expenses	494	7,868	683
Income taxes payable	278	0	0
Net cash flows used in operating activities	(77,089)	(50,299)	(25,181)
Cash flows used in investing activities
Proceeds from sale of equipment	0	1	0
Net cash from SCS	108	0	0
Purchase of equipment and facility expansion	(1,846)	(5,192)	(5,456)
Net cash flows used in investing activities	(1,738)	(5,191)	(5,456)
Cash flows from financing activities
Payments on finance leases	(32)	(30)	(11)
Proceeds from Business Combination, including PIPE financing, net of associated costs of $37,856	542,503	0	0
Borrowings under related party notes payable	35,000	0	0
Repayment of related party notes payable	(35,000)	0	0
Net cash contribution	6,050	71,500	20,000
Net cash flows provided by financing activities	548,521	71,470	19,989
Net change in cash and cash equivalents	469,694	15,980	(10,648)
Cash, beginning of period	20,558	4,578	15,226
Cash, end of period	490,252	20,558	4,578
Supplemental cash flow information:
Cash paid during the period for income taxes, net of refunds	1,950	68	145
Supplemental disclosure of non-cash investing activities:
Right of use assets obtained in exchange for lease obligations	1,491	0	0
Impact of equity transactions and compensation on redeemable noncontrolling interest	5,828	0	0
Equipment and facility expansion included in accounts payable and accrued expenses	$ 51	$ 1,295	$ 1,840